Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit) using U.S. federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	0.10%	5.00%
Changes in valuation allowance	(1.50%)	(19.00%)
Nontaxable or nondeductible items	(0.60%)	0.00%
Permanent Difference	0.00%	(3.00%)
Research and development tax incentive	0.00%	(5.00%)
Other	0.00%	0.00%
Income tax expense (benefit) and effective tax rate	0.50%	0.00%
AUSTRALIA
Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate difference	3.60%	1.00%
Fair value loss on convertible notes	(16.20%)	0.00%
Changes in valuation allowance	(9.20%)	0.00%
Capital loss carryforwards	3.70%	0.00%
Other	(0.40%)	0.00%